Financial Risk Management Objectives and Policies - Additional Information (Detail) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 CNY (¥) Customer	Dec. 31, 2023 USD ($) Customer	Dec. 31, 2022 CNY (¥) Customer	Dec. 31, 2023 USD ($)
Disclosure of detailed information about financial instruments [line items]
Basis points	50.00%		50.00%	50.00%
Increase decrease in profit before tax on basis of higher lower basis points	¥ 12.7	$ 1.8	¥ 11.7
People's Republic of China [member]
Disclosure of detailed information about financial instruments [line items]
Number of top customers	5	5	5
People's Republic of China [member] | Top 5 Customers [member]
Disclosure of detailed information about financial instruments [line items]
Amount owed	¥ 597.7		¥ 993.1	$ 84.1
Percentage of trade receivables excluding bills receivables	40.00%	40.00%	53.50%